AllianzGI Structured Return Fund
AllianzGI Structured Return Fund

ALLIANZ FUNDS MULTI-STRATEGY TRUST

Supplement Dated October 29, 2014 to the

Statutory Prospectus for Institutional Class and Class A, Class C, Class D and Class P Shares of

Allianz Funds Multi-Strategy Trust,

Dated April 1, 2014 (as supplemented thereafter)

Disclosure Relating to AllianzGI Structured Return Fund (the “Fund”)

Within the Fund Summary relating to the Fund, the Annual Fund Operating Expenses table in the subsection entitled "Fees and Expenses of the Fund" is hereby deleted and replaced in its entirety with the following:
Annual Fund Operating Expenses AllianzGI Structured Return Fund		A	C	Institutional	P	D
Management Fees		0.60%	0.60%	0.60%	0.60%	0.60%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	none	none	0.25%
Other Expenses		4.49%	3.31%	3.04%	3.37%	3.44%
Acquired Fund Fees and Expenses	[1]	0.09%	0.09%	0.09%	0.09%	0.09%
Total Annual Fund Operating Expenses		5.43%	5.00%	3.73%	4.06%	4.38%
Expense Reductions	[2]	(4.19%)	(3.01%)	(2.74%)	(2.97%)	(3.14%)
Total Annual Fund Operating Expenses After Expense Reduction	[2]	1.24%	1.99%	0.99%	1.09%	1.24%
[1]	Acquired Fund Fees and Expenses for the Fund are based upon an estimated allocation of the Fund's assets among the Other Acquired Funds and upon the total annual operating expenses of Other Acquired Funds for the current fiscal year. Acquired Fund Fees and Expenses will vary with changes in the expenses of the Acquired Funds, as well as allocation of the Fund's assets, and may be higher or lower than those shown above.
[2]	Total Annual Fund Operating Expenses After Expense Reductions reflect the effect of a contractual agreement by the Manager to waive, through July 31, 2015, its management fee and/or reimburse the Fund to the extent that Total Annual Fund Operating Expenses, excluding interest, taxes, extraordinary expenses, and certain credits and other expenses, exceed 1.15% for Class A shares, 1.90% for Class C shares, 0.90% for Institutional Class shares, 1.00% for Class P shares and 1.15% for Class D shares. Under the Expense Limitation Agreement, the Manager may recoup waived or reimbursed amounts for three years, provided total expenses, including such recoupment, do not exceed the annual expenses limit. The Expense Limitation Agreement is terminable by the Trust upon 90 days' prior written notice to the Manager or at any time by mutual agreement of the parties.

Within the Fund Summary relating to the Fund, the table in the subsection entitled "Fees and Expenses of the Fund-Examples" is hereby replaced with the following:
Example: Assuming you redeem your shares at the end of each period
Expense Example AllianzGI Structured Return Fund (USD $)	1 Year	3 Years	5 Years	10 Years
A	669	1,730	2,781	5,370
C	302	1,232	2,262	4,837
Institutional	101	887	1,693	3,799
P	111	963	1,831	4,072
D	126	1,041	1,967	4,332

Example: Assuming you do not redeem your shares
Expense Example No Redemption AllianzGI Structured Return Fund (USD $)	1 Year	3 Years	5 Years	10 Years
A	669	1,730	2,781	5,370
C	202	1,232	2,262	4,837
Institutional	101	887	1,693	3,799
P	111	963	1,831	4,072
D	126	1,041	1,967	4,332

The second paragraph in the subsections entitled "Principal Investment Strategies" within the Fund Summary relating to the Fund and within the "Principal Investments and Strategies of Each Fund-AllianzGI Structured Return Fund" section of the Prospectus, is hereby restated in its entirety with the following:

To achieve its long equity exposure, the Fund expects to invest typically in one or more exchange traded funds (ETFs), such as the SPDR® S&P 500® ETF, that are intended to achieve exposure to and approximate the relative weighting of stocks in the S&P 500 Index, which may include real estate investment trusts (REITs). The Fund may also invest in all of the companies included in the S&P 500 Index, seeking to replicate approximately the relative weighting of the stocks in the S&P 500 Index. To the extent the portfolio managers identify efficiencies in achieving exposure to the desired stocks through other instruments, the Fund may also invest in stock index futures, other ETFs and other derivative instruments.

Within the Fund Summary relating to the Fund, the following is hereby added to the subsection entitled "Principal Risks":

REIT and Real Estate-Related Investment Risk: Adverse changes in the real estate markets may affect the value of REIT investments or real estate-linked derivatives.

Within the Fund Summary relating to the Fund, the following is hereby added to the subsection entitled “Principal Risks”:

Underlying Fund and Other Acquired Fund Risks: The Fund will be affected by factors, risks and performance specific to Other Acquired Funds.